Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Intangible Assets [Line Items]
Recoverable amount		¥ 165,279
Impairment charge	¥ 427,314
Copyrights, patents and other industrial property rights, service and operating rights [member]
Intangible Assets [Line Items]
Recoverable amount	¥ 66,189	¥ 165,279